Gas SpinCo, Inc.

c/o Duke Energy Corporation

5400 Westheimer Court

Houston, Texas 77056

October 20, 2006

VIA EDGAR AND HAND DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attn:	H. Christopher Owings
Assistant Director

RE:	Gas SpinCo, Inc.
Registration Statement on Form 10 Filed September 7, 2006
Commission File No. 1-33007

Dear Mr. Owings:

On behalf of Gas SpinCo, Inc. (the “Company”), I am hereby responding to the request by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in your letter dated October 6, 2006, in connection with the above-captioned registration statement, to confirm the following: (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing, (ii) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing and (iii) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Fred J. Fowler

Fred J. Fowler

President and Chief Executive Officer

1